Financial risk management and financial instruments (Tables)	12 Months Ended
Jun. 30, 2021
Financial risk management and financial instruments
Financial instruments

The following table summarises the group’s classification of financial instruments.

		Carrying value
				Designated
		At fair value	Designated	at fair value
		through	hedging	through other
		profit and	instrument	comprehensive	Amortised
		loss	at fair value	income	cost	Fair value
	Note	Rm		Rm	Rm	Rm
2021
Financial assets
Investments in listed securities		—	—	466	—	466
Investments in unlisted securities		—	—	8	—	8
Other long-term investments		—	—	—	1 422	1 422
Long-term receivables	21	—	—	—	3 879	3 879
Long- and short-term financial assets		2 323	—	—	—	2 323
Trade and other receivables**	26	—	—	—	27 218	27 218	*
Cash and cash equivalents	29	—	—	—	31 231	31 231	*
Financial liabilities
Listed long-term debt (Bonds issued)+	17	—	—	—	68 405	72 226
Unlisted long-term debt+	17	—	—	—	34 238	34 274
Lease liabilities	18	—	—	—	15 677	—
Short-term debt and bank overdraft		—	—	—	303	303	*
Long- and short-term financial liabilities		3 070	2 103	—	—	5 173
Trade and other payables	27	—	—	—	22 637	22 637	*

		Carrying value
				Designated
		At fair value	Designated	at fair value
		through	hedging	through other
		profit and	instrument	Comprehensive	Amortised
		loss	at fair value	income	cost	Fair value
	Note	Rm		Rm	Rm	Rm
2020
Financial assets
Investments in listed securities		—	—	498	—	498
Investments in unlisted securities		—	—	13	—	13
Other long-term investments		—	—	—	1 415	1 415
Long-term receivables	21	—	—	—	5 799	5 799
Long- and short-term financial assets		645	—	—	—	645
Trade and other receivables**	26	—	—	—	22 066	22 066	*
Cash and cash equivalents	29	—	—	—	34 739	34 739	*
Financial liabilities
Listed long-term debt (Bonds issued)+	17	—	—	—	56 760	50 701
Unlisted long-term debt+	17	—	—	—	110 437	109 724
Lease liabilities	18	—	—	—	17 719	—
Short-term debt and bank overdraft		—	—	—	22 533	22 533	*
Long- and short-term financial liabilities		5 748	4 143	—	—	9 891
Trade and other payables	27	—	—	—	21 164	21 164	*

*	The fair value of these instruments approximates carrying value, due to their short-term nature.
**	Trade and other receivables includes employee-related and insurance-related receivables.
+	Includes unamortised loan costs.

Schedule of expected credit losses recognised

					12-month
	Lifetime ECL				ECL
					No
	Significant				significant
	increase in	Simplified			increase in
	credit risk	approach			credit risk	Total
	since initial	for trade	Credit-	Total lifetime	since initial	expected
	recognition	receivables	impaired	ECL	recognition	credit loss
	Rm	Rm	Rm	Rm	Rm	Rm
2021
Long-term receivables	50	—	41	91	—	91
Trade receivables	—	9	192	201	—	201
Other receivables	7	—	275	282	32	314
	57	9	508	574	32	606

					12-month
	Lifetime ECL				ECL
					No
	Significant				significant
	increase in	Simplified			increase in
	credit risk	approach			credit risk	Total
	since initial	for trade	Credit-	Total lifetime	since initial	expected
	recognition	receivables	impaired	ECL	recognition	credit loss
	Rm	Rm	Rm	Rm	Rm	Rm
2020
Long-term receivables	349	—	47	396	46	442
Trade receivables	—	64	299	363	—	363
Other receivables	12	—	330	342	1	343
	361	64	676	1 101	47	1 148

Schedule of credit risk profile of financial assets at amortised cost

	2021			2020
			CCC+ and –			CCC+ and –
	AAA to A-	BBB to B-	below	AAA to A-	BBB to B-	below
	%	%	%	%	%	%
Long-term receivables	58	39	3	40	20	40
Trade receivables	72	25	3	69	26	5
Other receivables	68	27	5	72	10	18
Cash and cash equivalents*	21	79	—	19	78	3

Maturity profile of the undiscounted cash flows of derivative and non-derivative financial instruments

The maturity profile of the undiscounted contractual cash flows of financial instruments at 30 June were as follows:

		Contractual	Within one	One to	Three to	More than
		cash flows*	year	three years	five years	five years
	Note	Rm	Rm	Rm	Rm	Rm
2021
Financial assets
Non-derivative instruments
Long-term receivables	21	3 970	—	1 098	908	1 964
Trade and other receivables	26	27 218	27 218	—	—	—
Cash and cash equivalents (excluding restricted cash)	29	27 559	27 559	—	—	—
Investments through other comprehensive income		474	474	—	—	—
Other long-term investments		1 422	—	—	—	1 422
		60 643	55 251	1 098	908	3 386
Derivative instruments
Foreign exchange contracts		8 169	8 169	—	—	—
Crude oil put options		46	46	—	—	—
Foreign exchange zero cost collars		1 150	1 150	—	—	—
Ethane swap options		156	156	—	—	—
Other commodity derivatives		9	9	—	—	—
Other currency derivatives		1 727	107	231	241	1 148
		71 900	64 888	1 329	1 149	4 534
Financial liabilities
Non-derivative instruments
Long-term debt	17	(119 921)	(8 997)	(66 190)	(6 698)	(38 036)
Lease liabilities	18	(31 679)	(2 997)	(5 067)	(4 226)	(19 389)
Short-term debt	17	(60)	(60)	—	—	—
Trade and other payables	27	(22 637)	(22 637)	—	—	—
Bank overdraft	29	(243)	(243)	—	—	—
Financial guarantees**		(313)	(313)	—	—	—
		(174 853)	(35 247)	(71 257)	(10 924)	(57 425)
Derivative instruments
Foreign exchange contracts		(8 134)	(8 134)	—	—	—
Interest rate swap options		(2 234)	(668)	(960)	(513)	(93)
Crude oil put options		(46)	(46)	—	—	—
Crude oil zero cost collar		(1 126)	(1 126)	—	—	—
Crude oil swap options		(1 175)	(1 175)	—	—	—
Crude oil futures		(20)	(20)	—	—	—
Other currency derivatives		(5 422)	—	—	—	(5 422)
Other commodity derivatives		(49)	(49)	—	—	—
		(193 059)	(46 465)	(72 217)	(11 437)	(62 940)
*	Contractual cash flows include interest payments.
**	Issued financial guarantees contracts are all repayable on default, however the likelihood of default is considered remote.

The shortfall beyond one year will be funded through cash generated from operations, proceeds from the accelerated asset divestment programme, utilisation of available facilities and the refinancing of existing debt.

40.1	Financial risk management continued

		Contractual	Within one	One to	Three to	More than
		cash flows*	year	three years	five years	five years
	Note	Rm	Rm	Rm	Rm	Rm
2020
Financial assets
Non-derivative instruments
Long-term receivables	21	5 799	—	2 191	1 064	2 544
Trade and other receivables	26	22 090	22 090	—	—	—
Cash and cash equivalents (excluding restricted cash)	29	32 932	32 932	—	—	—
Investments through other comprehensive income		511	511	—	—	—
Other long-term investments		1 415	1 415	—	—	—
		62 747	56 948	2 191	1 064	2 544
Derivative instruments
Foreign exchange contracts		9 185	9 185	—	—	—
Crude oil put options		113	113	—	—	—
Ethane swap options		104	104	—	—	—
Other commodity derivatives		11	11	—	—	—
		72 160	66 361	2 191	1 064	2 544
Financial liabilities
Non-derivative instruments
Long-term debt***	17	(188 940)	(24 213)	(38 748)	(109 111)	(16 868)
Lease liabilities	18	(38 187)	(3 051)	(5 120)	(4 199)	(25 817)
Short-term debt	17	(21 888)	(21 888)	—	—	—
Trade and other payables	27	(21 164)	(21 164)	—	—	—
Bank overdraft	29	(645)	(645)	—	—	—
Financial guarantees**		(913)	(913)	—	—	—
		(271 737)	(71 874)	(43 868)	(113 310)	(42 685)
Derivative instruments
Foreign exchange contracts		(8 770)	(8 770)	—	—	—
Interest rate swap options		(4 143)	(780)	(1 466)	(1 165)	(732)
Foreign exchange zero cost collars		(2 861)	(2 861)	—	—	—
Crude oil zero cost collar		(174)	(174)	—	—	—
Ethane swap options		(230)	(230)	—	—	—
Crude oil futures		(66)	(66)	—	—	—
Other currency derivatives		(10 990)	(45)	(74)	(63)	(10 808)
Other commodity derivatives		(103)	(103)	—	—	—
		(299 074)	(84 903)	(45 408)	(114 538)	(54 225)
*	Contractual cash flows include interest payments.
**	Issued financial guarantees contracts are all repayable on default, however the likelihood of default is considered remote.
***	Of the amounts due in one to five years, R126 billion relates to the repayment of the bonds, the revolving credit facility and the term loan.

Schedule of foreign exchange rates

	Average rate		Closing rate
	2021	2020	2021	2020
	Rand	Rand	Rand	Rand
Rand/Euro	18,38	17,34	16,93	19,46
Rand/US dollar	15,40	15,69	14,28	17,33

Summary of interest rate profile of interest-bearing financial instruments including the effect of the interest rate swap

Carrying value
	2021	2020
	Rm	Rm
Variable rate instruments
Financial assets	30 062	36 140
Financial liabilities	(7 898)	(97 531)
	22 164	(61 391)
Fixed rate instruments
Financial assets	1 788	525
Financial liabilities	(110 803)	(109 919)
	(109 015)	(109 394)
Interest profile (variable: fixed rate as a percentage of total financial assets)	94:6	99:1
Interest profile (variable: fixed rate as a percentage of total financial liabilities)	7:93	47:53

Schedule of derivative transactions

	Financial	Financial	Financial	Financial
	asset	liability	asset	liability	Income statement gain/(loss)
	2021	2021	2020	2020	2021	2020	2019
	Rm	Rm	Rm	Rm	Rm	Rm	Rm
Derivative financial instruments
Interest rate swap options	—	(2 103)	—	(4 143)	(37)	(101)	(1 475)
Crude oil put options	46	(46)	113	—	(1 545)	(153)	(498)
Crude oil zero cost collars	—	(1 126)	—	(174)	(1 871)	(157)	—
Crude oil swap options	—	(1 175)	—	—	(1 267)	(160)	—
Crude oil futures	—	(20)	—	(66)	(774)	538	265
Ethane swap options	156	—	104	(230)	680	(732)	(462)
Coal swap options	—	—	—	—	—	—	91
Other commodity derivatives	9	(49)	11	(103)	—	—	—
Foreign exchange contracts	75	(40)	417	(1)	1 011	(372)	(794)
Foreign exchange zero cost collars	1 150	—	—	(2 861)	4 027	(4 298)	323
Other foreign exchange derivatives*	887	(514)	—	(2 183)	2 058	(1 562)	85
	2 323	(5 073)	645	(9 761)	2 282	(6 997)	(2 465)
Non-derivative financial instruments
Financial guarantees	—	(100)	—	(130)
	2 323	(5 173)	645	(9 891)
*	Mainly relates to a US dollar derivative that is embedded in long-term oxygen supply contracts to our Secunda Operations.

		Contract/Notional amount*					Average price**
		Open	Settled	Open	Settled		Floor	Cap	Floor	Cap
		2021	2021	2020	2020		2021	2021	2020	2020
		Million	Million	Million	Million
Derivatives financial instruments
Crude oil put options purchased***	barrels	10,0	(32,5)	5,5	1,0	US$/bbl	40,5	—	34,5	—
Crude oil put options sold****	barrels	(10,0)	—	—	—	US$/bbl	43,2	—	—	—
Crude oil zero cost collars	barrels	24,0	5,1	3,1	—	US$/bbl	60,1	72,0	31,8	39,9
Crude oil swap options	barrels	18,0	—	—	5,0	US$/bbl	67,2	—	—	—
Crude oil futures	US$	108	—	36	—		—	—	—	—
Ethane swap options	barrels	4,0	26,2	21,5	17,4	US$ c/gal	23,2	—	19,8	—
Foreign exchange contracts	US$	262	—	481	—			—	—	—
Foreign exchange zero cost collars	US$	2 800	5 370	5 370	4 725	R/US$	14,54	17,52	14,80	17,77

*       The notional amount is the sum of the absolute value of all contracts for both derivative assets and liabilities.

**     For open positions,

***   Total premium paid for contracts entered into in the year US$93,8 million (2020: US$17,4).

**** Oil put hedges of 23,5 million barrels for financial year 2022 have been restructured and replaced by a zero cost collar hedging structure. Put options for 13,5 million barrels have been terminated while put options for 10,0 million barrels have been sold.

Schedule of assets and liabilities measured at fair value

	Fair value	Fair value			Fair value
	30 June	30 June			hierarchy
Financial instrument	2021	2020	Valuation method	Significant inputs	of inputs
Financial assets
Non-derivative instruments
Investments in listed securities	466	498	Quoted market price for the same instrument	Quoted market price for the same instrument	Level 1
Investments in unlisted securities	8	13	Discounted cash flow

Forecasted earnings, capital expenditure and debt cash flows of the underlying business, based on the forecasted assumptions of inflation, exchange rates, commodity prices etc. Appropriate WACC for the region.

					Level 3
Other long-term investments	—	25	Discounted cash flow	Market related interest rates.	Level 3
Other long-term investments	1 422	1 390	[2]	[2]	Level 1[2]
Long-term receivables	3 879	5 799	Discounted cash flow	Market related interest rates.	Level 3
Derivative instruments
Commodity and currency derivative assets	1 436	645	Forward rate interpolator model, appropriate currency specific discount curve, discounted expected cash flows, numerical approximation	Forward exchange contracted rates, market foreign exchange rates, forward contract rates, market commodity prices, coal prices, crude oil prices	Level 2
Embedded derivative[3,4]	887	—	Forward rate interpolator model, , discounted expected cash flows, numerical approximation, as appropriate	US PPI index, US labour index, US Dollar and ZAR treasury curves, Rand zero swap discount rate	Level 3
Trade and other receivables	27 218	22 066	Discounted cash flow	Market related interest rates.	Level 3[1]
Cash and cash equivalents	31 231	34 739	[2]	[2]	Level 1[2]
Financial liabilities
Non-derivative instruments
Listed long-term debt	72 226	50 701	Quoted market price for the same instrument	Quoted market price for the same instrument	Level 1
Unlisted long-term debt	34 274	109 724	Discounted cash flow	Market related interest rates	Level 3
Short-term debt and bank overdraft	303	22 533	Discounted cash flow	Market related interest rates	Level 3[1]
Trade and other payables	22 637	21 164	Discounted cash flow	Market related interest rates	Level 3[1]
Derivative instruments
Commodity and currency derivative liabilities	2 456	3 435	Forward rate interpolator model, discounted expected cash flows, numerical approximation	Forward exchange contracted rates, coal prices, market foreign exchange rates	Level 2
Interest rate swap	2 103	4 143	Discounted net cash flows, using a swap curve to infer the future floating cash flows	US$ Overnight Indexed Swap (OIS) curve, recovery probabilities	Level 2
Embedded derivative[3]	514	2 168	Forward rate interpolator model, discounted expected cash flows, numerical approximation, as appropriate	US PPI, US labour index, US Dollar and ZAR treasury curves, Rand zero swap discount rate	Level 3

1The fair value of these instruments approximates their carrying value, due to their short-term nature.

2The carrying value of cash is considered to reflect its fair value.

3The group entered into two long-term gas supply agreements to our Secunda Operations commencing in 2018 and 2021 respectively. In terms of these agreements, Sasol pays a fixed fee over the duration of the agreement for the supply of oxygen and other gasses. A portion of the fixed fee is payable in US dollar and escalates based on US labour and inflation indices. This resulted in two embedded derivatives being separately recognised as a financial asset (R256 million) and financial liability (R514 million; 2020 - R2 183 million) measured at fair value through profit or loss. The decrease in the derivative liability compared to 2020 is as a result of the strengthening of the rand.

Sensitivity analysis of derivative transactions

										US$
										Libor
		Volatility		Ethane price		Crude oil price		Rand/US$*		curve**
				+USD 2	-USD 2	+USD 2/	-USD 2/
30 June 2021		+2%	-2%	c/gal	c/gal	bbl	bbl	+R 1/US$	-R 1/US$*	-0,5%
Crude oil swap options	Rm	—	—	—	—	(385)	385	—	—	—
Ethane swap options	Rm	—	—	14	(14)	—	—	—	—	—
Foreign exchange zero cost collars	Rm	86	(86)	—	—	—	—	(1 702)	1 702	—
Crude oil zero-cost collar	Rm	(29)	29	—	—	(382)	382	—	—	—
Interest rate swap	Rm	—	—	—	—	—	—	—	—	559

										US$
										Libor
		Volatility		Ethane price		Crude oil price		Rand/US$*		curve**
				+USD 2	-USD 2	+USD 2/	-USD 2/
30 June 2020		+2%	-2%	c/gal	c/gal	bbl	bbl	+R1/US$	-R 1/US$	-0,5%
Crude oil put options	Rm	—	—	—	—	(45)	55	—	—	—
Ethane swap options	Rm	—	—	329	(329)	—	—	—	—	—
Foreign exchange zero cost collars	Rm	(196)	209	—	—	—	—	(2 504)	2 172	—
Crude oil zero-cost collar	Rm	(12)	14	—	—	(81)	72	—	—	—
Interest rate swap	Rm	—	—	—	—	—	—	—	—	811
*

A weakening of the Rand/US$ spot exchange rate of R3,24 will likely result in the spot price falling within the corridor of the cap and floor rates of the zero-cost collars. No gain or loss will be made if these derivatives are settled at a spot price between the cap and floor. The exchange rate would have to weaken by at least R3,24/US$, up to the cap of R17,52, before losses are incurred on the derivatives.

**	Sensitivities on the downward shift has been limited by the low US$ Libor at 30 June 2021.

		US$/Rand Spot price		US$ Swap curve		Rand Swap curve
30 June 2021		+R1/US$	-R1/US$	+0,1%	-0,1%	+1,0%	-1,0%
Oxygen supply contract embedded derivative	Rm	(601)	601	98	(99)	(825)	955

40Financial risk management and financial instruments continued

40.2Fair value

		US$/Rand Spot price		US$ Swap curve		Rand Swap curve
30 June 2020		+R1/US$	-R1/US%	+0,1%	-0,1%	+1,0%	-1,0%
Oxygen supply contract embedded derivative	Rm	(506)	506	117	(120)	(724)	860

Foreign currency risk
Financial risk management and financial instruments
Schedules of information related to foreign currency risk and commodity price risk

	2021		2020
	Euro	US dollar	Euro	US dollar
	Rm	Rm	Rm	Rm
Long-term receivables	—	323	—	427
Trade and other receivables	831	2 265	394	3 218
Cash and cash equivalents	1 895	1 121	1 476	964
Net exposure on assets	2 726	3 709	1 870	4 609
Long-term debt (including lease liabilities)	—	—	(119)	(718)
Trade and other payables	(296)	(1 523)	(268)	(1 674)
Net exposure on liabilities	(296)	(1 523)	(387)	(2 392)
Exposure on external balances	2 430	2 186	1 483	2 217
Net exposure on balances between group companies*	(2 559)	(8 064)	(2 046)	(31 894)
Total net exposure	(129)	(5 878)	(563)	(29 677)
*	The US$ decrease results from the repayment of the loan provided by Sasol Investment Company to Sasol Financing International for the partial funding of the LCCP.

Schedule of sensitivity analysis

	2021		2020
	Euro	US Dollar	Euro	US Dollar
	Rm	Rm	Rm	Rm
Equity	(13)	(511)	(56)	(2 968)
Income statement	(13)	(511)	(56)	(2 968)

Interest rate risk
Financial risk management and financial instruments
Schedule of sensitivity analysis

	Income statement — 1% increase
			United States
	South Africa	Europe*	of America*	Other
	Rm	Rm	Rm	Rm
30 June 2021	166	19	25	12
30 June 2020	110	15	(761)	21
*

A decrease of 1% in interest rates for the United States of America and Europe will not have an effect on the income statement as it is not considered reasonably possible that the repo interest rates will decrease below 0%.

Schedule of information about cash flow hedges

			North America
			2021	2020
Carrying value included in short and long-term financial liabilities	Rm		2 103	4 058
Fair value (gain)/loss recognised in other comprehensive income	Rm		(1 072)	2 192
Fair value loss recognised in other operating expenses	Rm		89	4
Balance of hedge reserve – continuing hedge relationships	Rm		(801)	(1 771)
Balance of hedge reserve – discontinued hedge relationships*	Rm		(106)	—
Nominal amount	Rm		1 751	1 854
Expiry			December 2026	December 2026
Average fixed rate		%	2,82	2,82
Hedge ratio			1:1	1:1
Change in continuing hedging instrument fair value used as the basis for recognising hedge ineffectiveness - (gain)/loss	US$m		(32)	148
Change in hedged item fair value used as the basis for recognising hedge ineffectiveness - (gain)/loss	US$m		(38)	151

*

The group traded a total of seven interest rate swaps on 25 July 2019 with various counterparty banks. During the year a novation of one of the interest rate swaps was concluded. All the terms and conditions of the novated interest rate swap remained the same as the original interest rate swap. Following the novation, the original hedge relationship was discontinued and the novated interest rate swap was designated as a hedging instrument in a new hedging relationship. The balance of the hedge reserve relating to the discontinued interest rate swap will be released to profit or loss over the original remaining term of the contract.

Commodity price risk - crude oil
Financial risk management and financial instruments
Schedules of information related to foreign currency risk and commodity price risk

	Dated Brent Crude
	2021	2020
	US$	US$
High	76,44	69,96
Average	54,20	51,22
Low	36,21	13,24